Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Apr. 25, 2014	Apr. 26, 2013
Current assets:
Cash and cash equivalents	$ 1,403	$ 919
Investments	12,838	10,211
Accounts receivable, less allowances of $115 and $98, respectively	3,811	3,727
Inventories	1,725	1,712
Tax assets	736	539
Prepaid expenses and other current assets	697	744
Total current assets	21,210	17,852
Property, plant, and equipment, net	2,392	2,490
Goodwill	10,593	10,329
Other intangible assets, net	2,286	2,673
Long-term tax assets	300	232
Other assets	1,162	1,324
Total assets	37,943	34,900
Current liabilities:
Short-term borrowings	1,613	910
Accounts payable	742	681
Accrued compensation	1,015	1,011
Accrued income taxes	164	88
Deferred tax liabilities	19	16
Other accrued expenses	2,006	1,244
Total current liabilities	5,559	3,950
Long-term debt	10,315	9,741
Long-term accrued compensation and retirement benefits	662	752
Long-term accrued income taxes	1,343	1,168
Long-term deferred tax liabilities	386	340
Other long-term liabilities	235	278
Total liabilities	18,500	16,229
Commitments and contingencies (Notes 4, 15, and 18)
Shareholders' equity:
Preferred stock- par value $1.00; 2.5 million shares authorized, none outstanding	0	0
Common stock- par value $0.10; 1.6 billion shares authorized, 998,999,125 and 1,016,014,005 shares issued and outstanding, respectively	100	102
Retained earnings	19,940	19,061
Accumulated other comprehensive loss	(597)	(492)
Total shareholders' equity	19,443	18,671
Total liabilities and shareholders' equity	$ 37,943	$ 34,900